Interest Expense (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Other Income and Expenses [Abstract]
Debt interest expense	$ (47.7)	$ (38.4)	$ (92.4)	$ (75.2)
Amortization of deferred finance charges	(2.8)	(3.2)	(5.5)	(5.0)
Amortization of debt discount	(1.7)	0.0	(3.4)	0.0
Amortization of debt premium	0.2	0.0	0.3	0.0
Total	$ (52.0)	$ (41.6)	$ (101.0)	$ (80.2)